Details of Significant Accounts - Schedule of Prepayments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Prepayments [Abstract]
Net input VAT	$ 40,614	$ 1,326	$ 36,103
Prepaid repair expense	1,580	52	7,042
Prepaid insurance expense	1,568	51	1,068
Prepaid handling charges	1,294	42	1,352
Prepaid rent	487	16	301
Prepaid expense for medical research	3	1	1,850
Prepaid service charges			15,742
Others	10,965	358	7,942
Prepayments	$ 56,511	$ 1,846	$ 71,400